Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
OPERATING ACTIVITIES
Net loss	$ (9,306,360)	$ (10,520,290)	$ (9,315,372)
Items not affecting cash:
Depreciation and amortization	952,508	326,491	140,990
Share-based compensation	373,554	1,960,072	2,462,207
Change in fair value of warrant liabilities (including related foreign exchange gain)	(5,786,593)	0	0
Net finance costs	668,033	506,002	107,751
Impairment of intangible assets	1,169,440	0	55,376
Loss on disposals	291,181	1,165	1,331
Shares for amended licence	0	0	137,000
Deferred tax recovery	0	(49,442)	0
Changes in non-cash working capital items	(2,310,266)	3,639,822	198,484
Interest paid	(130,126)	(120,416)	(42,980)
Cash used in operating activities	(14,078,629)	(4,256,596)	(6,255,213)
INVESTING ACTIVITIES
Additions of property and equipment	(176,949)	(187,478)	(809,964)
Investments in intangible assets	(1,123,186)	(1,176,664)	(83,228)
Deposit for advanced royalties	(148,410)	0	(150,000)
Purchase of restricted short-term investment	0	0	(30,000)
Recognition of open orders from acquisition	7,811	87,802	0
Cash acquired on acquisition	0	162,547	0
Cash flows used in investing activities	(1,440,734)	(1,113,793)	(1,073,192)
FINANCING ACTIVITIES
Proceeds from U.S. IPO and Canadian Offering, net	16,346,768	0	0
Proceeds from the issuance of common shares and warrants	7,357,012	344,000	6,002,472
Payments of share offering costs	(542,591)	(33,880)	(606,622)
Proceeds from borrowings	0	2,543,230	326,000
Payments of deferred financing fees	0	(150,409)	0
Repayment of borrowings	(2,333,315)	0	(306,000)
Repayments of lease obligations	(75,487)	(42,504)	(44,128)
Proceeds from related party advances	0	60,000	0
Repayments to related party advances	0	(60,000)	(218,276)
Proceeds from exercise of warrants	0	215,925	680,872
Proceeds from exercise of stock options	4,052	0	1,108,432
Repurchase of vested RSUs and PSUs for withholding taxes	(612)	(23,533)	0
Cash flows provided by financing activities	20,755,827	2,852,829	6,942,750
Net change in cash during the period	5,236,464	(2,517,560)	(385,655)
Cash, beginning of period	170,545	2,688,105	3,073,760
Cash, end of period	5,407,009	170,545	2,688,105
Cash and cash equivalents consist of the following:
Cash held in banks	4,407,009	170,545	2,688,105
Short-term guaranteed investment certificates	1,000,000	0	0
Cash and cash equivalents, end of period	$ 5,407,009	$ 170,545	$ 2,688,105